Condensed Consolidated Statements of Shareholders Equity (Parenthetical) - $ / shares	Dec. 31, 2014	Dec. 31, 2013
Statement of Stockholders' Equity [Abstract]
Common stock issued price per shares	$ 0.50	$ .50
Common stock issued price per shares	1.00	2.00
Common stock issued price per shares	1.50	$ 3.00
Common stock issued price per shares	$ 2.00